SCHEDULE OF LONG LIVED ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
ScheduleOfRevenuesFromExternalCustomersAndLongLivedAssetsTableLineItem [Line Items]
Total	¥ 84,518	¥ 66,800
JAPAN
ScheduleOfRevenuesFromExternalCustomersAndLongLivedAssetsTableLineItem [Line Items]
Total	61,382	50,452
Non-US [Member]
ScheduleOfRevenuesFromExternalCustomersAndLongLivedAssetsTableLineItem [Line Items]
Total	¥ 23,136	¥ 16,348